Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios

To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2014
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$94,131,074	17.84%	$42,219,926	8%	$	N/A	—
Citizens Bank	92,071,276	17.46%	42,190,221	8		52,737,777	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$87,588,748	16.60%	$21,109,963	4		N/A	—
Citizens Bank	85,528,950	16.22%	21,095,111	4		31,642,666	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$87,588,748	9.60%	$36,487,785	4		N/A	—
Citizens Bank	85,528,950	9.71%	35,247,045	4		44,058,806	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2013
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$90,881,652	17.49%	$41,581,280	8%	$	N/A	—
Citizens Bank	88,800,245	17.09%	41,559,111	8		51,948,889	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,365,066	16.23%	$20,790,640	4		N/A	—
Citizens Bank	82,287,080	15.84%	20,779,556	4		31,169,333	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$84,365,066	9.63%	$35,026,360	4		N/A	—
Citizens Bank	82,287,080	9.40%	35,013,482	4		43,766,853	5